Offsetting Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2017
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Offsetting Financial Assets and Liabilities

38. OFFSETTING FINANCIAL ASSETS AND LIABILITIES

Financial assets and financial liabilities are reported on a net basis on the balance sheet only if there is a legally enforceable right to set off the recognised amounts and there is an intention to settle on a net basis, or to realise the asset and settle the liability simultaneously. The following table shows the impact of netting arrangements on:

–	All financial assets and liabilities that are reported net on the balance sheet
–	All derivative financial instruments and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.

The table identifies the amounts that have been offset in the balance sheet and also those amounts that are covered by enforceable netting arrangements (offsetting arrangements and financial collateral) but do not qualify for netting under the requirements described above.

For derivative contracts, the ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as the ISDA Master Agreement or derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transaction covered by the agreements if an event of default or other predetermined events occur. Financial collateral refers to cash and non-cash collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realised in an event of default or if other predetermined events occur.

For repurchase and reverse repurchase agreements and other similar secured lending and borrowing, the ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as global master repurchase agreements and global master securities lending agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur. Financial collateral typically comprises highly liquid securities which are legally transferred and can be liquidated in the event of counterparty default.

The Santander UK group engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables below do not purport to represent the Santander UK group’s actual credit exposure.

	Group
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset
2017	Gross amounts £m	Amounts offset £m	Net amounts reported on the balance sheet £m	Financial instruments £m	Financial collateral(1) £m	Net amount £m	Assets not subject to enforceable netting arrangements(2) £m	Balance sheet total(3) £m
Assets
Derivative financial instruments	30,155	(10,479)	19,676	(14,772)	(2,785)	2,119	266	19,942
Reverse repurchase, securities borrowing & similar agreements:
– Trading assets	15,224	(6,354)	8,870	(355)	(8,515)	–	–	8,870
– Loans and advances to banks	2,464	–	2,464	–	(2,464)	–	–	2,464
Loans and advances to customers and banks(4)	6,121	(1,459)	4,662	–	–	4,662	198,291	202,953
	53,964	(18,292)	35,672	(15,127)	(13,764)	6,781	198,557	234,229

Liabilities
Derivative financial instruments	27,839	(10,479)	17,360	(14,772)	(1,951)	637	253	17,613
Repurchase, securities lending & similar agreements:
– Trading liabilities	31,858	(6,354)	25,504	(355)	(25,149)	–	–	25,504
– Deposits by banks and customers	1,578	–	1,578	–	(1,578)	–	–	1,578
Deposits by customers and banks(4)	8,440	(1,459)	6,981	–	–	6,981	188,873	195,854
	69,715	(18,292)	51,423	(15,127)	(28,678)	7,618	189,126	240,549

2016
Assets
Derivative financial instruments	34,125	(8,819)	25,306	(17,417)	(2,384)	5,505	165	25,471
Reverse repurchase, securities borrowing & similar agreements:
– Trading assets	12,607	(1,895)	10,712	(2,113)	(8,599)	–	–	10,712
– Loans and advances to banks	1,462	–	1,462	–	(1,462)	–	–	1,462
Loans and advances to customers and banks(4)	5,494	(1,491)	4,003	–	–	4,003	198,621	202,624
	53,688	(12,205)	41,483	(19,530)	(12,445)	9,508	198,786	240,269

Liabilities
Derivative financial instruments	31,635	(8,819)	22,816	(17,417)	(2,565)	2,834	287	23,103
Repurchase, securities lending & similar agreements:
– Trading liabilities	10,693	(1,895)	8,798	(2,113)	(6,685)	–	–	8,798
– Deposits by banks and customers	2,886	–	2,886	–	(2,886)	–	–	2,886
Deposits by customers and banks(4)	6,643	(1,491)	5,152	–	–	5,152	178,903	184,055
	51,857	(12,205)	39,652	(19,530)	(12,136)	7,986	179,190	218,842

(1)	Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)	The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.